Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 477,276,281.93
Previously Paid Amount	0.00
Total Fee Amount	73,071.00
Total Offset Amount	0.00
Net Fee	73,071.00
Narrative - Max Aggregate Offering Price	$ 477,276,281.93
Final Prospectus	true